Income Taxes - Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Tax Disclosure [Abstract]
Income tax (benefit) at U.S. federal statutory income tax rate					$ (29,381)	$ (16,309)	$ (5,738)
State and local tax expense					(4,890)	208	(3,799)
Foreign tax rate differential					2,051	3,619	(2,920)
Non-deductible expenses					11,807	8,645	1,215
Tax credits					(13,233)	(6,173)	(7,482)
Sharing of consolidated tax attributes					0	(8,890)	(6,417)
Changes in tax law					0	(50,033)	0
Changes in valuation allowance					6,087	5,133	6,633
Foreign withholding tax					3,086	2,701	1,544
Other adjustments					756	102	(225)
Total income tax (benefit)	$ (136)	$ (2,682)	$ 245,344	$ (10,431)	$ (23,717)	$ (60,997)	$ (17,189)